STOCK-BASED COMPENSATION PLANS Schedule of stock option activity (Details) - Stock options - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Outstanding at the beginning of the period (in shares)	1,588,143	1,378,348
Granted (in shares)	289,518	462,937
Exercised (in shares)	(178,223)	(47,231)
Forfeited (in shares)	(338,327)	(205,911)
Outstanding at the end of the period (in shares)	1,361,111	1,588,143	1,378,348
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 18.14	$ 19.64
Granted (in dollars per share)	13.01	12.34
Exercised (in dollars per share)	11.36	10.43
Forfeited (in dollars per share)	21.95	20.31
Outstanding at the end of the period (in dollars per share)	$ 17.27	$ 18.14	$ 19.64
Weighted Average Remaining Contractual Life
Outstanding at the beginning of the period	2 years 4 months 24 days	2 years 7 months 6 days	2 years 9 months 18 days
Outstanding at the end of the period	2 years 4 months 24 days	2 years 7 months 6 days	2 years 9 months 18 days
Aggregate Intrinsic Value
Outstanding at the beginning of the period	$ 30	$ 822
Exercised	497	80
Outstanding at the end of the period	$ 1,399	$ 30	$ 822